Change In Accounting Policy (Details) - Pension Plan [Member] - Change In Methodology Of Net Periodic Pension Cost (Income) [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value	5 years
Corridor percentage		10.00%
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Market-related value, as a percentage		110.00%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Market-related value, as a percentage		90.00%